State Street SPDR Portfolio SP 400 Mid Cap ETF Investment Objectives and Goals - State Street SPDR Portfolio SP 400 Mid Cap ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.